Issued Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2023
Issued Capital and Reserves
Schedule of total shares

Common shares issued and outstanding at December 31, 2022	194,997,091
At-the-market offering program issuances	1,748,218
Share issuances as part of the public offering	27,027,028
Share issuances for exercises between Jan to Mar 2023	112,089
Treasury shares	(32,913)
Common shares issued and outstanding at March 31, 2023	223,851,513
Share issuances for exercises between Apr to Jun 2023	41,524
Treasury shares	(9,953)
Common shares issued and outstanding at June 30, 2023	223,883,084